Equity Method Investment in Smackover Lithium (Tables)	6 Months Ended
Jun. 30, 2026
Equity Method Investment in Smackover Lithium
Schedule of Information about Smackover Lithium

Changes in the Company's investment in Smackover Lithium for the six months ended June 30, 2026 are summarized as follows (in thousands):

	SWA Lithium	Texas Lithium	Total
Balance at December 31, 2025	$105,165	$63,703	$168,868
Capital contributions	15,125	12,100	27,225
Loss from investment in Smackover Lithium	(2,533)	(447)	(2,980)
Balance at June 30, 2026	$117,757	$75,356	$193,113

Disclosure of Summarized Financial Information for Interest in the Smackover Lithium

Summarized financial information for the Company's interest in the Smackover Lithium entities on a 100% basis for the three months ended June 30, 2026 are (in thousands):

	SWA Lithium	Texas Lithium	Total
Net loss	$2,243	$442	$2,685
Company’s share of net loss	$1,234	$244	$1,478

Summarized financial information for the Company's interest in the Smackover Lithium entities on a 100% basis for the six months ended June 30, 2026 are (in thousands):

	SWA Lithium	Texas Lithium	Total
Net loss	$4,606	$812	$5,418
Company’s share of net loss	$2,533	$447	$2,980

Summarized financial information for the Company's interest in the Smackover Lithium entities on a 100% basis for the three months ended June 30, 2025 are (in thousands):

	SWA Lithium	Texas Lithium	Total
Net loss	$1,855	$435	$2,290
Company’s share of net loss	$1,020	$240	$1,260

Summarized financial information for the Company's interest in the Smackover Lithium entities on a 100% basis for the six months ended June 30, 2025 are (in thousands):

	SWA Lithium	Texas Lithium	Total
Net loss	$3,362	$718	$4,080
Company’s share of net loss	$1,849	$395	$2,244

The carrying amount of the Company's investment in the Smackover Lithium entities on a 100% basis as of June 30, 2026 is as follows (in thousands):

	SWA Lithium	Texas Lithium	Total
Current assets	$21,120	$15,346	$36,466
Non-current assets	96,525	82,084	178,609
Total assets	117,645	97,430	215,075
Current liabilities	6,155	5,518	11,673
Total liabilities	6,155	5,518	11,673
Net assets	$111,490	$91,912	$203,402
Company’s share of Smackover Lithium	61,320	50,552	111,872
Adjustments to the Company’s share of net assets(1)	56,437	24,804	81,241
Carrying amount of investment in Smackover Lithium	$117,757	$75,356	$193,113

(1)
Adjustments to the Company's share of net assets include the impact of the initial fair value measurement on May 7, 2024 and the impact of Equinor solely funding $40.0 million and $20.0 million of capital contributions in SWA Lithium and Texas Lithium, respectively.

The carrying amount of the Company's investment in the Smackover Lithium entities on a 100% basis as of December 31, 2025 is as follows (in thousands):

	SWA Lithium	Texas Lithium	Total
Current assets	$12,741	$10,989	$23,730
Non-current assets	82,994	64,392	147,386
Total assets	95,735	75,381	171,116
Current liabilities	7,139	4,656	11,795
Total liabilities	7,139	4,656	11,795
Net assets	$88,596	$70,725	$159,321
Company’s share of Smackover Lithium	48,728	38,899	87,627
Adjustments to the Company’s share of net assets(1)	56,437	24,804	81,241
Carrying amount of investment in Smackover Lithium	$105,165	$63,703	$168,868

(1)
Adjustments to the Company's share of net assets include the impact of the initial fair value measurement on May 7, 2024 and the impact of Equinor solely funding $40.0 million and $20.0 million of capital contributions in SWA Lithium and Texas Lithium, respectively.